Related party	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related party
Related party

Note 7 Related party

During the first quarter of 2021, the Company granted Mr. Deutsch, a Board member of the Company, options to acquire 1,500,000 shares of common stock, at an exercise price of $2.00, for services rendered related to financial consulting.

During 2021, the Company paid $320,000 to Korr Acquisition Group, Inc. related to successful acquisition efforts. Kenneth Orr, the former Chairman of the Company, has sole voting and dispositive power over the shares held by KORR Acquisitions Group, Inc.

During the second quarter of 2022, the Company entered into a Special Advisor Agreement with Korr Acquisitions Group. The agreement includes an upfront payment of $500,000 and a monthly advisory fee. Kenneth Orr, the former Chairman of the Company, has sole voting and dispositive power over Korr Acquisitions Group.

Note 6 Related party

During the year ended December 31, 2021, the Company granted Mr. Deutsch options to acquire 1,500,000 shares of common stock, at an exercise price of $2.00, for services rendered related to financial consulting.

During the year ended December 31, 2021, the Company paid $320,000 to Korr Acquisition Group, Inc. related to successful acquisition efforts. Mr. Orr has sole voting and dispositive power over the shares held by KORR Acquisitions Group, Inc.

During the year ended December 31, 2020, the Company’s CEO Andrew Fox advanced cash and paid bills on behalf of the Company, through its subsidiary, Get Charged, Inc. During the year ended December 31, 2020, $40,000 was advanced in cash and bills in the amount of $149,312 were paid on the Company’s behalf. The balance in related party payable at December 31, 2021 and December 31, 2020 was $0 and $189,312, respectively.

Between May 8, 2020 and September 30, 2020, the Company entered into securities purchase agreements with other accredited investors (the “Subordinated Creditors”) pursuant to which the Company issued convertible notes in an aggregate principal amount of $546,444 for an aggregate purchase price of $495,000 (collectively, the “Subordinated Creditor Notes”). In connection with the issuance of the Subordinated Creditor Notes, we issued to the Subordinated Creditors warrants to purchase an aggregate of 2,359,555 shares of Common Stock (collectively, the “Subordinated Creditor Warrants”). On September 2, 2020, Andrew Fox, our CEO, purchased a Subordinated Creditor Note with an aggregate principal amount of $110,000 and a Subordinated Creditor Warrant to purchase 220,000 shares of common stock for an aggregate purchase price of $100,000.